FINANCIAL COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
FINANCIAL COMMITMENTS AND CONTINGENCIES	FINANCIAL COMMITMENTS AND CONTINGENCIES
Commitments
As at December 31, 2022, subsidiaries of the Company had investment commitment agreements with third parties to the maximum of approximately $5.4 billion exclusive of taxes and other operating expenses (December 31, 2021 - $463 million). As at December 31, 2022, the total unfunded commitment amounts were $2.8 billion.
American National and its subsidiaries lease insurance sales office space, technological equipment, and automobiles. The remaining long-term lease commitments at December 31, 2022 were approximately $10 million and are included in the Company’s Statements of Financial Position within other liabilities.
American National had aggregate commitments at December 31, 2022 to purchase, expand or improve real estate, to fund fixed interest rate mortgage loans, and to purchase other invested assets of $2.0 billion of which $1.3 billion is expected to be funded in 2023, with the remainder funded in 2024 and beyond. American National had outstanding letters of credit in the amount of $4 million as of December 31, 2022.
Federal Home Loan Bank (FHLB) Agreements
The company has access to the FHLB’s financial services including advances that provide an attractive funding source for short term borrowing and for access to other funding agreements. As of December 31, 2022, certain municipal bonds and collateralized mortgage obligations with a fair value of approximately $14 million and commercial mortgage loans of approximately $1.3 billion were on deposit with the FHLB as collateral for borrowing. As of December 31, 2022, the collateral provided borrowing capacity of approximately $776 million. The deposited securities and commercial mortgage loans are included in the Company’s Statements of Financial Position within fixed maturity securities and mortgage loans on real estate, net of allowance, respectively.
Guarantees
American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on a bank loan, American National would be obligated to pay off the loan. As the cash values of the life insurance policies always equal or exceed the balance of the loans, management does not foresee any loss on these guarantees. The total amount of the guarantees outstanding as of December 31, 2022, was approximately $121 million, while the total cash value of the related life insurance policies was approximately $143 million.
Litigation
American National and certain subsidiaries are defendants in various lawsuits concerning alleged breaches of contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and miscellaneous other causes of action arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. We provide accruals for these items to the extent we deem the losses probable and reasonably estimable. After reviewing these matters with legal counsel, based upon information presently available, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the Company’s Statements of Financial Position, liquidity or results of operations; however, assessing the eventual outcome of litigation necessarily involves forward-looking speculation as to judgments to be made by judges, juries and appellate courts in the future.
Such speculation warrants caution, as the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given lawsuit. These lawsuits are in various stages of development, and future facts and circumstances could result in management changing its conclusions. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on our consolidated financial position, liquidity, or results of operations. With respect to the existing litigation, management currently believes that the possibility of a material judgment adverse to American National is remote. Accruals for losses are established whenever they are probable and reasonably estimable. If no one estimate within the range of possible losses is more probable than any other, an accrual is recorded based on the midpoint of the range.